Share Capital (Details) - Schedule of Company’s Shares Issuable for Silver Bull Warrants	12 Months Ended
Oct. 31, 2023 $ / shares shares
Schedule of Company’s Shares Issuable for Silver Bull Warrants [Abstract]
Number of RSUs Outstanding, Beginning Balance | shares
Fair Value Per Arras Share issuable, Beginning Balance | $ / shares
Number of RSUs Outstanding, Granted | shares	414,984
Fair Value Per Arras Share issuable, Granted | $ / shares	$ 0.47
Number of RSUs Outstanding, Ending Balance | shares	414,984
Fair Value Per Arras Share issuable, Ending Balance | $ / shares	$ 0.47